S-K 1602(a)(3) Forepart, Sponsor Compensation - Bluerock Acquisition Holdings II Llc [Member]	Jul. 24, 2026 USD ($) $ / shares shares
Common Shares [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	4,905,000
Price Paid or to be Paid for Securities, Total Amount | $	$ 25,000
Warrants [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	4,500,000
Price Paid or to be Paid for Securities, Total Amount | $	$ 4,500,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 1